Merger Information	6 Months Ended
Jun. 30, 2026
Merger Information [Abstract]
MERGER INFORMATION

Note 11. MERGER INFORMATION

On February 16, 2026, the Company and Transitory Air Sub LLC, its wholly owned subsidiary (“Merger Sub”), entered into an Agreement and Plan of Merger (the “Original Merger Agreement”) with Tenax Aerospace Acquisition, LLC, a Delaware limited liability company (“Tenax”), pursuant to which the Company agreed to combine with Tenax and issue shares of the Company’s common stock to the holders of the membership interests of Tenax (the “Tenax Members”) at the closing of the merger based on a calculation of AIR Net Indebtedness (as defined in the Original Merger Agreement). On June 2, 2026, Air Industries Machining Corp. received a payment of $1,971,070 (the “Advance”), from one of its customers for product to be delivered after receipt of the Advance. Subsequently, on June 8, 2026, the Company, Merger Sub and Tenax entered into an amendment (“Amendment No. 1”) to the Original Merger Agreement, which amended the definition of AIR Net Indebtedness (as defined in the Original Merger Agreement) to mitigate the impact of the Advance on the calculation of AIR Net Indebtedness and thereby the number of shares of common stock to be issued pursuant to the Original Merger Agreement.

On July 2, 2026, the Company, Merger Sub and Tenax entered into an Amended and Restated Agreement and Plan of Merger (the “A&R Merger Agreement”), which amended and restated the Original Merger Agreement, as amended by Amendment No. 1, in its entirety. Pursuant to the A&R Merger Agreement, Merger Sub will merge with and into Tenax, with Tenax continuing as the surviving company in such merger (the “Merger”) and becoming a wholly-owned subsidiary of the Company.

Pursuant to the terms of the A&R Merger Agreement, the Company will issue 126,900,000 shares of the Company’s common stock (25,380,000 shares after giving effect to a 1 for 5 Reverse Stock Split described herein) (the “Merger Consideration”) to the Tenax Members in connection with the Merger. A portion of the Merger Consideration allocated in respect of membership interests of Tenax underlying certain Tenax warrants that remain unexercised as of the closing, if any, will be reserved by the Company for future issuance upon the exercise of such warrants. The A&R Merger Agreement further provides that the Debt Adjusted AIR Share Price (as defined in the A&R Merger Agreement) shall be $3.05 ($15.25 after giving effect to a 1 for 5 Reverse Stock Split described herein). Each of the Merger Consideration and the Debt Adjusted AIR Share Price is subject to appropriate and equitable adjustment in the event of any subdivision, stock dividend or stock split, combination, recapitalization, exchange or reclassification of the Company’s common stock prior to the closing, including the 1 for 5 Reverse Stock Split described herein. Following the closing, the Tenax Members will collectively own approximately 96% of outstanding Company common stock, and the Company’s stockholders as of immediately prior to the closing will collectively own approximately 4% of outstanding Company common stock.

The A&R Merger Agreement requires the Company to amend its articles of incorporation (the “AIR Charter Amendment”) to increase the number of authorized shares of the Company’s common stock from 20 million to 200 million. Subsequent to the effectiveness of the AIR Charter Amendment, the Company shall cause a certificate of change to be filed with the Secretary of State of the State of Nevada effecting a reverse stock split of the issued and outstanding shares of the Company’s common stock at a ratio of one post-split share of the Company’s common stock for every five pre-split shares of the Company’s common stock while simultaneously reducing the number of authorized shares of the Company’s common stock under the Company’s articles of incorporation (after giving effect to the AIR Charter Amendment) by a corresponding factor, with any fractional share of the Company’s common stock otherwise resulting from the split rounded up to the nearest whole share (the “1 for 5 Reverse Stock Split”). Unless the parties agree otherwise, the number of authorized shares of the Company’s common stock immediately after the closing will be 40,000,000.

The A&R Merger Agreement eliminates the post-closing tender offer contemplated by the Original Merger Agreement, under which the Company would have been required, within five business days following the closing, to commence a tender offer to purchase up to 1,000,000 shares of the Company’s common stock at a purchase price equal to the Debt Adjusted AIR Share Price (as defined in the Original Merger Agreement) if the volume weighted average price of the Company’s common stock during the 20 trading days preceding the closing was less than the Debt Adjusted AIR Share Price.

The A&R Merger Agreement further requires that, promptly following the date of the A&R Merger Agreement, the Company file with the U.S. Securities and Exchange Commission a Registration Statement on Form S-4, which will register the shares of the Company’s common stock to be issued to the Tenax Members pursuant to the A&R Merger Agreement, and will include a proxy statement/prospectus relating to the Merger, and the matters to be voted on by the Company stockholders. Each of the Company and Tenax shall use its reasonable best efforts to cause the Registration Statement to become effective under the Securities Act as promptly as practicable and to keep the Registration Statement effective for so long as necessary to consummate the Merger.

On July 31, 2026, the Company, Merger Sub and Tenax entered into an amendment to the A & R Merger Agreement which extended the Outside Date (as defined in the A&R Merger Agreement) to close the transaction from September 30, 2026 to November 30, 2026.

The closing of the Merger is subject to risks and uncertainties and certain specified conditions, including, among other things: (a) the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Act, (b) the listing of the Merger Consideration on the NYSE American, and (c) other customary conditions for a transaction such as the Merger, such as the absence of any legal restraint prohibiting the consummation of the Merger and there not having occurred with respect to the Company or Tenax’s business a material adverse event, subject to certain customary exceptions.

Tenax is a leading provider of special mission aviation solutions that combine aircraft sourcing, financing and modification with aviation services including pilots, maintenance and other types of program support. Additionally, Tenax has a long-standing relationship with key government customers.